BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
HighCape [Member]
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION
3. BUSINESS COMBINATION
On June 10, 2021, Quantum-Si Incorporated, a Delaware corporation (“Legacy Quantum-Si”), consummated the previously announced business combination (the “Business Combination”) with HighCape in which Legacy Quantum-Si merged with a wholly-owned subsidiary of HighCape (the “Merger”) and survived the Business Combination as a wholly-owned subsidiary of the Company. In connection with the Business Combination, the Company changed its name to Quantum-Si Incorporated and Legacy Quantum-Si changed its name to Q-SI Operations Inc.
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP primarily due to the fact that Legacy Quantum-Si stockholders continued to control the Company following the Closing of the Business Combination. Under this method of accounting, HighCape is treated as the “acquired”
company for accounting purposes and the Business Combination is treated as the equivalent of Legacy Quantum-Si issuing stock for the net assets of HighCape, accompanied by a recapitalization. The net assets of HighCape are stated at historical cost, with no goodwill or other intangible assets recorded. Reported shares and earnings per share available to holders of the Company’s capital stock and equity awards prior to the Business Combination have been retroactively restated reflecting the exchange ratio of 0.7975 (the “Exchange Ratio”) established pursuant to the Business Combination Agreement dated as of February 18, 2021 (the “Business Combination Agreement”).
Pursuant to the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”):
•
each share of Legacy Quantum-Si capital stock (other than shares of Legacy Quantum-Si Series A preferred stock) that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class A common stock equal to the Exchange Ratio, rounded down to the nearest whole number of shares;

•
each share of Legacy Quantum-Si Series A preferred stock that was issued and outstanding as of immediately prior to the Effective Time was automatically cancelled and extinguished and converted into the right to receive a number of shares of the Company’s Class B common stock equal to the Exchange Ratio, rounded down to the nearest whole number of shares;

•
each option to purchase shares of Legacy Quantum-Si common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by the Company and became an option (vested or unvested, as applicable) to purchase a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Quantum-Si common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio, rounded up to the nearest whole cent; and

•
each Legacy Quantum-Si restricted stock unit outstanding immediately prior to the Effective Time was assumed by the Company and became a restricted stock unit with respect to a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Quantum-Si common stock subject to such Legacy Quantum-Si restricted stock unit immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole share.

The Exchange Ratio was calculated based on the quotient resulting by dividing (i) the quotient of (x) $810,000 plus the excess of Legacy Quantum-Si cash over Legacy Quantum-Si debt as of immediately prior to the Effective Time plus the excess of certain HighCape expenses in connection with the Business Combination over $8,025 divided by (y) the number of issued and outstanding shares of Legacy Quantum-Si as of immediately prior to the Effective Time plus the number of issued vested Legacy Quantum-Si options at such time (where such number of vested options is calculated on net basis), by (ii) $10.00.
On June 10, 2021, HighCape filed the Second Amended and Restated Certificate of Incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware, which became effective simultaneously with the Effective Time. As a consequence of filing the Restated Certificate, the Company adopted a dual class structure, comprised of the Company’s Class A common stock, which is entitled to one vote per share, and the Company’s Class B common stock, which is entitled to 20 votes per share. The Company’s Class B common stock has the same economic terms as the Company’s Class A common stock, but is subject to a “sunset” provision if Jonathan M. Rothberg, Ph.D., the founder of Legacy Quantum-Si, Interim Chief Executive Officer and Executive Chairman of the Company (“Dr. Rothberg”), and other permitted holders of the Company’s Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of the Company’s Class B common stock (as such number of shares is equitably adjusted in respect of any reclassification, stock dividend, subdivision, combination or recapitalization of the Company’s Class B common stock) collectively held by Dr. Rothberg and permitted transferees of the Company’s Class B common stock as of the Effective Time.
Concurrently with the execution of the Business Combination Agreement, HighCape entered into subscription agreements (the “PIPE Investor Subscription Agreements”) with certain institutional investors and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the Closing, an aggregate of 42,500,000 shares of HighCape Class A common stock at a purchase price of $10.00 per share (the “PIPE Financing”).
In addition, concurrently with the execution of the Business Combination Agreement, HighCape entered into subscription agreements (the “Subscription Agreements”), with certain affiliates of Foresite Capital Management, LLC (the “Foresite Funds”), pursuant to which the Foresite Funds purchased immediately prior to the Closing, an aggregate of 696,250 shares of HighCape Class A common stock at a purchase price of $0.001 per share for aggregate gross proceeds of $1 after a corresponding number of shares of HighCape Class B common stock was irrevocably forfeited by HighCape’s Sponsor to HighCape for no consideration and automatically cancelled.
The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing was 116,463,160, comprising:
•	59,754,288 shares of the Company’s Class A common stock issued to Legacy Quantum-Si stockholders (other than holders of Legacy Quantum-Si Series A preferred stock) in the Business Combination;
•	42,500,000 shares of the Company’s Class A common stock issued in connection with the Closing to the PIPE Investors pursuant to the PIPE Financing;
•	696,250 shares of the Company’s Class A common stock issued in connection with the Closing to the Foresite Funds pursuant to the Subscription Agreements;
•
2,178,750 shares of the Company’s Class A common stock issued to the initial stockholders holding the 2,178,750 shares of HighCape Class B common stock outstanding at the Effective Time, after reflecting the irrevocable forfeiture by the Sponsor to HighCape of 696,250 shares of HighCape Class B common stock for no consideration and automatic cancellation as of immediately prior to, and subject to the consummation of, the Closing;

•	405,000 shares of the Company’s Class A common stock held by the Sponsor holding shares of HighCape Class A common stock outstanding at the Effective Time, and
•
10,928,872 shares of the Company’s Class A common stock held by public stockholders holding shares of HighCape Class A common stock outstanding at the Effective Time, after reflecting redemptions of 571,128 shares of HighCape Class A common stock.

The total number of shares of the Company’s Class B common stock outstanding immediately following the Closing was 19,937,500 shares. As of February 15, 2022, Dr. Rothberg held 80.1% of the combined voting power of the Company. Accordingly, Dr. Rothberg and his permitted transferees control the Company and the Company is a controlled company within the meaning of the Nasdaq Listing Rules.
The most significant change in the post-combination Company’s reported financial position and results was an increase in cash of $540,276 consisting of $425,001 from the PIPE investors and $115,275 from HighCape. The increase in cash was offset by transaction costs of $17,824, payment of the Paycheck Protection Program (“PPP”) loan of $1,764 including interest, payments to redeeming Company shareholders of $5,712, and payment of $3,800 to a third-party service provider, resulting in proceeds of $511,176 on the date of the Closing of the Business Combination on June 10, 2021. In addition, the post-combination balance sheet increased by the warrant liabilities of $11,618 and other insignificant assets and liabilities. Additional transaction costs were incurred prior to the Business Combination not settled on the date of Closing. Transaction costs of $7,383, including $463 recorded in stock-based compensation expense, were expensed during year ended December 31, 2021 in the consolidated statements of operations and comprehensive loss.
On the date of Closing, the proceeds of $540,276 were offset against the warrant liabilities of $11,618, payments to redeeming Company shareholders of $5,712, and other liabilities and related transaction costs of $21,776, which resulted in an equity infusion from the Business Combination of $501,170 in the consolidated statements of changes in convertible preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2021.